Stock-Based Compensation Plans - Summary of Restricted Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Jan. 31, 2024
Stock-Based Compensation Plans
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 60.37
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 2 months 12 days
Vested or expected to vest, aggregate intrinsic value	$ 69.2
RSU
Stock-Based Compensation Plans
Number of Units Outstanding (in shares), Beginning	482,094
Weighted-Average Granted Date Fair Value (in dollars per share), Beginning	$ 40.19
Weighted-Average Remaining Contractual (years)	5 years 6 months	4 years 9 months 18 days
Aggregate Intrinsic Value	$ 50.8	$ 42.1
RSUs Granted (in shares)	62,597
RSUs Granted, weighted-average granted date fair value (in dollars per share)	$ 89.64
Exercised (in shares)	(51,752)
Exercised, weighted-average granted date fair value (in dollars per share)	$ 11.27
Number of Units Outstanding (in shares), Ending	492,939	482,094
Weighted-Average Granted Date Fair Value (in dollars per share), Ending	$ 49.12	$ 40.19
Vested or expected to vest, RSU (in shares)	492,939
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 49.12
Vested or expected to vest, weighted-average remaining contractual life (Year)	5 years 6 months
Vested or expected to vest, aggregate intrinsic value	$ 50.8
Exercisable, number of units (in shares)	367,938
Exercisable, weighted-average granted date fair value (in dollars per share)	$ 38.29
Exercisable, weighted-average remaining contractual (years)	4 years 3 months 18 days
Exercisable, aggregate intrinsic value	$ 37.9